Schedule I - Summary of Investments	12 Months Ended
Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments, Other than Investments in Related Parties [Text Block]
CIGNA CORPORATION AND SUBSIDIARIES

SCHEDULE I
SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
December 31, 2011
(in millions)

			Amount at
			which shown in
		Fair	the Consolidated
Type of Investment	Cost	Value	Balance Sheet

Fixed maturities:
Bonds:
United States government and government
agencies and authorities	$552	$958	$958
States, municipalities and political subdivisions	2,185	2,456	2,456
Foreign governments	1,173	1,274	1,274
Public utilities	84	88	88
All other corporate bonds	9,378	10,401	10,401
Asset backed securities:
United States government agencies mortgage-backed	9	9	9
Other mortgage-backed	74	80	80
Other asset-backed	778	927	927
Redeemable preferred stocks	24	24	24
Total fixed maturities	14,257	16,217	16,217

Equity securities:
Common stocks:
Industrial, miscellaneous and all other	25	27	27
Non redeemable preferred stocks	99	73	73
Total equity securities	124	100	100

Commercial mortgage loans on real estate	3,301		3,301
Policy loans	1,502		1,502
Real estate investments	87		87
Other long-term investments	1,014		1,058
Short-term investments	225		225

Total investments	$20,510		$22,490